DIRECT COMMERCIAL PROPERTY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2023
Direct operating expense from investment property [abstract]
Disclosure of Detailed Information About Direct Commercial Property Expense
The components of direct commercial property expense are as follows:

(US$ Millions) Years ended Dec. 31,	2023	2022	2021
Property maintenance	$867	$727	$713
Real estate taxes	644	548	580
Employee compensation and benefits	195	148	155
Depreciation and amortization	50	29	39
Lease expense(1)	18	11	11
Other(2)	562	389	433
Total direct commercial property expense	$2,336	$1,852	$1,931
(1)Represents the operating expenses relating to variable lease payments not included in the measurement of the lease liability.
(2)For the twelve months ended December 31, 2023, the partnership recorded a loss allowance of $17 million (loss (recovery) allowance of $(11) million in 2022 and $49 million in 2021) in commercial property operating expenses.